Pensions and other postretirement benefits (Details 4) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Amounts Recognized In Balance Sheet [Line Items]
Current liabilities	(17)	(18)
Non current liabilities-pension and other postretirement benefits	(650)	(541)
Pensions [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Line Items]
Non current assets-pension assets	882	1,662
Current liabilities	0	0
Non current liabilities-pension and other postretirement benefits	(400)	(303)
Total amount recognized	482	1,359
Other postretirement benefits [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Line Items]
Non current assets-pension assets	0	0
Current liabilities	(17)	(18)
Non current liabilities-pension and other postretirement benefits	(250)	(238)
Total amount recognized	(267)	(256)